Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 15,252	$ 14,600
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	367	297
Past service costs		1
Gains and losses on settlements	(5)
Net interest expense (income)	15	(22)
Administrative expense	18	16
Defined benefit pension expense	395	292
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	226	212
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	621	504
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	46	39
Past service costs	(12)
Net interest expense (income)	59	65
Remeasurements of other long term benefits	13	13
Defined benefit pension expense	106	117
Total pension and other post-employment benefit expense	$ 106	$ 117